Average Annual Total Returns - Wavelength Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P U.S. Treasury Bill 0-3 Month Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	3.25%	2.18%
Wavelength Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	10.06%	2.25%	4.38%
Wavelength Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.41%	0.74%	3.05%
Wavelength Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	1.09%	2.86%